SHARE-BASED COMPENSATION - Other share based compensation (Details) ¥ in Millions, $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 27, 2018 CNY (¥)	May 25, 2018 shares	May 14, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)
General and administrative expense
Share-based compensation expense					$ 93.8	¥ 620.4
Unrecognized compensation costs														$ 4.8	¥ 31.8
Ordinary share
Issuance of restricted shares to Mr. Kun Dai (in shares)											17,742,890
Exercised (in shares)							50,066	3,791,290	3,791,290	6,957,492	8,479,505
Non-vested restricted shares
Share-based compensation expense							$ 0.1	$ 0.1	¥ 1.0	$ 0.1	$ 0.1
Granted (in shares)							50,066	275,850	275,850	151,655	160,190
Outstanding weighted average stock options
Exercised (in shares)								3,482,103	3,482,103	6,772,504	8,452,649
Initial public offering | Outstanding weighted average stock options
Share-based compensation expense	$ 36.7	¥ 242.9
Mr. Kun Dai | General and administrative expense
Share-based compensation expense	$ 0.8	¥ 5.2
Mr. Kun Dai | Non-vested restricted shares
Issuance of restricted shares to Mr. Kun Dai (in shares)				17,742,890
Key management | Outstanding weighted average stock options
Share-based compensation expense												$ 4.2	¥ 28.2
Executive Officer | Ordinary share
Exercised (in shares)			3,333,330
Unvested stock options			1,666,670
Executive Officer | Ordinary share | Vesting acceleration
Exercised (in shares)			1,666,670
Management and Employees | Outstanding weighted average stock options
Share-based compensation expense								$ 21.7	¥ 150.9
Certain option holders | Ordinary share
Exercised (in shares)			3,479,505